Average Annual Total Returns - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Core ETF	Nov. 29, 2024
Fidelity Fundamental Large Cap Core ETF | Return Before Taxes
Average Annual Return:
Past 1 year	25.19%
Since Inception	19.69%	[1]
Fidelity Fundamental Large Cap Core ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.00%
Since Inception	19.27%	[1]
Fidelity Fundamental Large Cap Core ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.02%
Since Inception	15.64%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	14.79%

[1]	AFrom June 2, 2020.